Blackstone / GSO Floating Rate Enhanced Income Fund

Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 122.24%
Aerospace & Defense - 0.80%
TransDigm, Inc., First Lien Tranche E Refinancing Term Loan, 1M US L + 2.25%, 05/30/2025	$2,875,161	$2,597,306

Air Transport - 0.92%
Atlantic Aviation FBO, Inc., First Lien B Term Loan, 1M US L + 3.75%, 12/06/2025	695,924	657,648
Global Medical Response, Inc., First Lien 2018 Term Loan, 3M US L + 3.25%, 04/28/2022	2,435,644	2,351,017
		3,008,665

Automotive - 0.79%
Clarios Global LP, First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 04/30/2026	1,278,830	1,222,881
Wand NewCo 3, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.00%, 02/05/2026	1,404,421	1,337,712
		2,560,593

Brokers, Dealers & Investment Houses - 2.44%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan, 1M US L + 5.00%, 07/31/2026	2,124,345	1,980,421
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, 3M US L + 3.75%, 04/09/2027	978,261	953,398
Edelman Financial Center LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 07/21/2025	2,477,987	2,374,606
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	384,615	352,525
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 09/12/2025	2,362,443	2,279,758
		7,940,708

Building & Development - 3.77%
Builders FirstSource, Inc., First Lien Refinancing Term Loan, 3M US L + 3.00%, 02/29/2024	143,439	138,807
C.H.I. Overhead Doors, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/29/2022	3,044,565	2,976,062
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	2,492,923	2,430,599
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025	1,618,228	1,527,713
Quickrete Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.50%, 11/15/2023	1,575,276	1,520,638
SRS Distribution, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 05/23/2025	948,678	900,295
TAMKO Building Products LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 05/29/2026(b)	2,873,806	2,773,223
		12,267,337

Business Equipment & Services - 24.46%
Access CIG LLC, First Lien B Term Loan, 1M US L + 3.75%, 02/27/2025	1,751,835	1,673,371
Access CIG LLC, Second Lien Initial Term Loan, 1M US L + 7.75%, 02/27/2026	1,537,662	1,340,326
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/23/2021	2,576,870	2,368,105
AlixPartners, LLP, First Lien 2017 Refinancing Term Loan, 1M US L + 2.50%, 04/04/2024	2,017,942	1,956,354
Allied Universal Holdco LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 07/10/2026	1,395,750	1,358,721
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 04/15/2026	1,800,000	1,750,500
AqGen Ascensus, Inc., First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	3,653,446	3,572,778
BMC Acquisition, Inc., First Lien Initial Term Loan, 1M US L + 5.25%, 12/28/2024	1,967,241	1,841,830
Cambium Learning Group, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/18/2025	2,212,265	2,120,091
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.00%, 11/01/2024	2,483,533	2,390,400
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/09/2026	3,089,112	2,845,860
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 02/03/2025	1,949,408	1,861,997
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 02/02/2026(b)	850,000	765,000
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 4.00%, 02/06/2026	2,761,200	2,697,347
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	2,978,622	2,927,509
eResearchTechnology, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 02/04/2027	1,000,000	982,750
Garda World Security Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 10/30/2026	2,567,918	2,528,116
GI Revelation Acquisition LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 04/16/2025	1,971,864	1,805,892

	Principal
	Amount	Value

Business Equipment & Services (continued)
Globallogic Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 08/01/2025	$2,121,806	$2,041,347
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 3M US L + 4.00%, 05/23/2025	3,026,910	2,834,701
Informatica LLC, First Lien Dollar 2020 Term Loan, 1M US L + 3.25%, 02/25/2027	1,443,618	1,386,595
Informatica LLC, Second Lien Initial Term Loan, 3M US L + 7.13%, 02/25/2025	1,310,078	1,315,809
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 02/21/2025	2,487,681	2,131,408
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.88%, 12/09/2022	2,505,127	2,404,921
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	2,493,671	2,443,797
Mitchell International, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	2,574,197	2,413,580
Mitchell International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	1,566,667	1,402,167
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan, 3M US L + 3.75%, 05/23/2025	2,183,691	2,118,180
PriceWaterhouseCoopers, First Lien Initial Term Loan, 1M US L + 4.50%, 05/01/2025	2,217,405	2,156,426
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2026(b)	750,000	686,250
ProQuest LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 10/23/2026	1,847,857	1,796,755
Red Ventures LLC, First Lien B-2 Term Loan, 1M US L + 2.50%, 11/08/2024	1,045,461	992,864
Revspring, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 10/11/2025(b)	1,773,000	1,684,350
Sedgwick Claims Management Services, Inc., First Lien 2019 Term Loan, 1M US L + 4.00%, 09/03/2026	478,295	461,007
Sedgwick Claims Management Services, Inc., First Lien 2020 Term Loan, 1M US L + 4.25%, 09/03/2026	2,000,000	1,946,660
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	1,032,369	977,803
St. George's University Scholastic Services LLC, First Lien Term Loan, 1M US L + 3.25%, 07/17/2025(b)	2,469,091	2,395,018
STG-Fairway Holdings LLC, First Lien Facility Term Loan, 3M US L + 3.50%, 01/31/2027	2,804,348	2,633,156
ThoughtWorks, Inc., First Lien Replacement (2020) Term Loan, 3M US L + 3.75%, 10/11/2024	3,223,114	3,090,161
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(b)	3,598,928	3,526,949
		79,626,851

Cable & Satellite Television - 2.33%
Numericable U.S. LLC, First Lien USD TLB-[12] Term Loan, 1M US L + 3.69%, 01/31/2026	2,977,099	2,864,237
Radiate Holdco LLC, Senior Secured First Lien Term Loan, First Lien Term Loan, 1M US L + 3.00%, 02/01/2024	2,377,982	2,277,370
Ziggo Financing Partnership, First Lien I Facility Term Loan, 1M US L + 2.50%, 04/30/2028	2,569,378	2,433,419
		7,575,026

Chemical & Plastics - 2.20%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 3M US L + 5.25%, 08/27/2026	992,500	976,789
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 08/01/2025(b)	980,000	940,800
DuBois Chemicals Group, Inc., First Lien B Term Loan, 1M US L + 4.50%, 09/30/2026(b)	849,639	760,427
PQ Corp., First Lien Incremental B Term Loan, 3M US L + 3.00%, 02/07/2027(b)	925,267	895,774
Spectrum Holdings III Corp., First Lien Closing Date Term Loan, 3M US L + 3.25%, 01/31/2025	1,269,792	1,124,032
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 3M US L + 3.50%, 10/28/2024	1,863,350	1,608,881
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 10/27/2025	1,200,000	846,378
		7,153,081

Conglomerates - 2.05%
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/11/2025	2,303,472	2,077,731
Spring Education Group, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025(b)	1,412,781	1,317,418
VT Topco, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/01/2025	3,549,984	3,283,736
		6,678,885

Containers & Glass Products - 2.38%
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	2,528,947	2,389,324
ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 2M US L + 3.50%, 11/20/2023	2,789,002	2,673,956
Transcendia Holdings, Inc., First Lien 2017 Refinancing Term Loan, 3M US L + 3.50%, 05/30/2024	1,256,413	892,053

	Principal
	Amount	Value

Containers & Glass Products (continued)
Tricorbraun Holdings, Inc., First Lien Closing Date Term Loan, 3M US L + 3.75%, 11/30/2023	$1,860,931	$1,796,263
		7,751,596

Diversified Insurance - 3.00%
Alliant Holdings Intermediate LLC, First Lien 2019 New Term Loan, 1M US L + 3.25%, 05/09/2025	1,004,741	960,156
AmWINS Group, Inc., First Lien Term Loan, 1M US L + 2.75%, 01/25/2024	1,542,093	1,501,860
Broadstreet Partners, Inc., First Lien Initial (2020) Term Loan, 1M US L + 3.25%, 01/27/2027	3,710,769	3,547,272
NFP Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 02/15/2027	1,576,848	1,474,353
USI, Inc., First Lien 2019 New Term Loan, 3M US L + 4.00%, 12/02/2026	2,336,300	2,275,708
		9,759,349

Drugs - 1.32%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 08/30/2025	1,425,000	1,367,288
Cambrex Corp., First Lien Initial Dollar Term Loan, 1M US L + 5.00%, 12/04/2026(b)	2,985,000	2,940,225
		4,307,513

Ecological Services & Equipment - 2.73%
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.75%, 07/10/2026	3,293,976	3,174,570
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	3,244,057	3,011,556
Tunnel Hill Partners LP, First Lien Initial Term Loan, 3M US L + 3.50%, 02/06/2026	2,951,576	2,693,313
		8,879,439

Electronics/Electric - 22.17%
Applovin Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 08/15/2025	2,693,330	2,621,498
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	2,261,767	2,148,554
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 04/18/2025	982,456	952,162
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025(b)	2,519,538	2,418,757
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	2,962,500	2,520,243
CPI International, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 07/26/2024	3,507,298	3,326,076
DCert Buyer, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/16/2026	2,765,021	2,683,218
DiscoverOrg LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/02/2026	717,852	703,495
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	1,852,655	1,823,328
Ellie Mae, Inc., First Lien Term Loan, 3M US L + 3.75%, 04/17/2026	2,260,694	2,200,221
Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3M US L + 3.50%, 12/02/2024	2,705,934	2,654,061
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/18/2027(b)	740,741	731,481
Flexera Software LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 02/26/2025	2,104,357	2,057,503
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 12/27/2024	1,840,275	1,764,363
Help/Systems Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 11/19/2026	3,600,104	3,501,101
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	1,944,697	1,928,488
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 01/12/2026	1,350,000	1,291,275
Ivanti Software, Inc., First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	2,942,937	2,821,541
Ivanti Software, Inc., Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	1,600,000	1,432,000
LI Group Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 12/20/2026(b)	796,000	770,130
MA FinanceCo. LLC, First Lien Tranche B-4 Term Loan, 3M US L + 4.25%, 06/05/2025	1,760,563	1,725,352
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	2,663,171	2,601,399
Merrill Communications LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 10/05/2026(b)	1,194,000	1,176,090
MH Sub I LLC, First Lien 2020 June New Term Loan, 3M US L + 3.75%, 09/13/2024	1,798,561	1,740,108
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 3M US L + 3.50%, 09/13/2024	1,825,296	1,765,764
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	901,761	744,521
Navico, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/31/2023	255,821	154,132
Park Place Technologies LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 03/29/2025	1,460,722	1,400,467
Perforce Software, Inc., First Lien New Term Loan, 1M US L + 3.75%, 07/01/2026	1,082,451	1,047,271
Plantronics, Inc., First Lien Initial B Term Loan, 1M US L + 2.50%, 07/02/2025	777,116	711,628
Presidio Holdings, Inc., First Lien Initial (2020) Term Loan, 3M US L + 3.50%, 01/22/2027	447,761	433,489
Project Alpha Intermediate Holding, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 04/26/2024	1,494,000	1,445,445
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	2,551,781	2,466,717
Project Angel Parent LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/30/2025	293,284	285,951

	Principal
	Amount	Value

Electronics/Electric (continued)
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 3M US L + 4.50%, 07/07/2023	$2,454,723	$2,399,492
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 05/16/2025	997,468	961,559
Quest Software US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 05/18/2026	500,000	449,375
Riverbed Technology, Inc., First Lien First Amendment Term Loan, 3M US L + 3.25%, 04/24/2022	495,289	425,525
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	1,850,574	1,781,946
Rocket Software, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 11/27/2026	2,000,000	1,624,000
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 08/14/2026	1,643,139	1,589,737
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 6.25%, 08/16/2024	1,828,493	1,691,356
Web.com Group, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	2,717,352	2,584,881
Web.com Group, Inc., Second Lien Initial Term Loan, 1M US L + 7.75%, 10/09/2026	731,809	628,624
		72,184,324

Equipment Leasing - 0.33%
CSC SW Holdco, Inc., First Lien B-1 Term Loan, 3M US L + 3.25%, 11/14/2022	1,115,721	1,071,701

Financial Intermediaries - 3.60%
ION Trading Technologies SARL, First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 11/21/2024	3,673,182	3,551,177
Misys, Ltd., First Lien Dollar Term Loan, 3M US L + 3.50%, 06/13/2024	1,973,292	1,734,257
NorthStar Financial Services Group LLC, First Lien Initial Term Loan, 3M US L + 3.25%, 05/25/2025(b)	1,188,822	1,176,934
PI UK Holdco II, Ltd., First Lien Facility B1 Term Loan, 3M US L + 3.50%, 01/03/2025	2,962,121	2,846,125
Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 05/01/2025	2,507,615	2,421,942
		11,730,435

Food Products - 4.65%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	1,492,327	1,408,847
CHG PPC Parent LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 03/31/2025(b)	2,183,644	2,085,380
Dole Food Co., Inc., First Lien Tranche B Term Loan, 1M US L + 2.75%, 04/06/2024	3,749,491	3,659,653
Froneri International, Ltd., Second Lien Facility Term Loan, 1M US L + 5.75%, 01/31/2028	1,340,000	1,296,450
Mastronardi Produce, Ltd., First Lien 2020-A Refinancing Term Loan, 1M US L + 2.75%, 05/01/2025	1,849,736	1,811,595
Snacking Investments Bidco Pty Limited, First Lien Initial US Term Loan, 1M US L + 4.00%, 12/18/2026	1,927,199	1,895,477
TKC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 02/01/2023	2,144,672	2,016,838
TKC Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.00%, 02/01/2024	1,149,770	977,592
		15,151,832

Food Service - 3.21%
Agro Merchants North America Holdings, Inc., First Lien Effective Date Term Loan, 3M US L + 3.75%, 12/06/2024(b)	1,699,604	1,631,619
CEC Entertainment, Inc., First Lien B Term Loan, 3M US L + 8.50%, 08/30/2026(c)	995,000	574,613
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.25%, 04/07/2025	2,371,346	1,719,226
IRB Holding Corp., First Lien 2020 Replacement B Term Loan, 3M US L + 2.75%, 02/05/2025	1,618,788	1,500,560
K-Mac Holdings Corp., Second Lien Initial Term Loan, 1M US L + 6.75%, 03/16/2026	1,720,833	1,560,942
Tacala Investment Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/05/2027	483,037	457,878
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 02/04/2028	2,000,000	1,820,000
Whatabrands LLC, First Lien 2020 Refinancing Term Loan, 1M US L + 2.75%, 07/31/2026	1,224,926	1,180,333
		10,445,171

Food/Drug Retailers - 0.93%
EG Group, Ltd., First Lien Additional Facility Term Loan, 3M US L + 4.00%, 02/07/2025	3,229,330	3,040,963

Health Insurance - 0.68%
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 06/07/2023	2,328,380	2,220,366

Healthcare - 14.37%
American Renal Holdings, Inc., First Lien B Term Loan, 1M US L + 5.00%, 06/21/2024	1,974,425	1,865,831

	Principal
	Amount	Value

Healthcare (continued)
Auris Luxembourg III SARL, First Lien Facility B2 Term Loan, 1M US L + 3.75%, 02/27/2026	$3,314,209	$2,916,504
Carestream Health, Inc., Second Lien 2023 Extended Term Loan, 3M US L + 4.50%, 08/08/2023(d)	1,550,800	1,248,394
CHG Healthcare Services, Inc., First Lien 2017 New Term Loan, 3M US L + 3.00%, 06/07/2023	2,620,880	2,533,840
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	1,925,548	1,665,598
CryoLife, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 12/02/2024	2,453,880	2,389,466
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	2,301,853	1,530,732
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026	1,906,594	1,722,293
Genesis Care Finance Pty, Ltd., First Lien Facility B5 Term Loan, 3M US L + 5.00%, 05/14/2027	1,929,825	1,823,684
Immucor, Inc., First Lien B-3 Term Loan, 3M US L + 5.00%, 06/15/2021	1,484,694	1,440,153
LifePoint Health, Inc., First Lien B Term Loan, 1M US L + 3.75%, 11/16/2025	2,380,027	2,238,332
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 08/02/2025(b)	903,266	896,492
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/22/2026	2,415,685	2,325,097
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 3M US L + 3.75%, 04/19/2023	2,208,356	2,128,855
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023	2,601,554	2,219,997
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	177,680	147,741
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 3M US L + 4.00%, 07/29/2022	1,249,342	1,165,011
Pathway Vet Alliance LLC, First Lien Initial Delayed Draw Term Loan, 3M US L + 4.00%, 03/31/2027	121,477	118,288
Pathway Vet Alliance LLC, First Lien Initial Term Loan, 12M US L + 4.00%, 03/31/2027	1,494,685	1,455,449
PetVet Care Centers LLC, Second Lien Initial Term Loan, 1M US L + 6.25%, 02/13/2026	1,770,588	1,724,119
Phoenix Guarantor, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 03/05/2026	2,989,507	2,887,864
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/03/2024	1,259,391	1,114,561
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	2,204,459	1,702,955
Tecostar Holdings, Inc., First Lien 2017 Term Loan, 1M US L + 3.25%, 05/01/2024	975,153	927,614
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 06/23/2024	2,701,071	2,406,856
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	676,680	656,295
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/02/2025	2,798,599	2,503,347
Zest Acquisition Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 03/14/2025(b)	1,156,077	1,011,568
		46,766,936

Home Furnishings - 1.30%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.25%, 12/13/2023	3,497,921	3,371,122
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 3M US L + 3.25%, 09/23/2026	886,028	854,188
		4,225,310

Industrial Equipment - 2.46%
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.25%, 08/01/2024	190,933	172,144
Justrite Safety Group, First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 06/28/2026(b)(e)	60,414	51,352
Justrite Safety Group, First Lien Initial Term Loan, 3M US L + 4.50%, 06/28/2026(b)	1,117,696	950,041
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/06/2025	1,563,880	1,337,391
Minimax Viking GmbH, First Lien Facility B1C Term Loan, 1M US L + 2.75%, 07/31/2025	2,990,869	2,923,574
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 3M US L + 5.00%, 05/28/2026	772,863	689,298
Vertical Midco GmbH, First Lien Term Loan, 3M US L +4.25%, 06/30/2027(b)	1,920,000	1,881,600
		8,005,400

Insurance - 1.20%
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	1,677,913	1,639,900
Outcomes Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 10/24/2025	2,059,545	1,925,675
Outcomes Group Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 10/26/2026(b)	384,615	326,923
		3,892,498

Leisure Goods/Activities/Movies - 3.19%
Alterra Mountain Co., First Lien Additional Term Loan, 1M US L + 4.50%, 08/01/2026	467,578	460,564
Alterra Mountain Co., First Lien Initial Bluebird Term Loan, 1M US L + 2.75%, 07/31/2024	1,111,386	1,052,000
AMC Entertainment Holdings, Inc., First Lien B-1 Term Loan, 3M US L + 3.00%, 04/22/2026	2,765,461	2,033,112

	Principal
	Amount	Value

Leisure Goods/Activities/Movies (continued)
Crown Finance US, Inc., First Lien Initial Dollar Tranche Term Loan, 3M US L + 2.25%, 02/28/2025	$1,089,934	$828,061
Crown Finance US, Inc., First Lien Second Amendment Dollar Tranche Term Loan, 3M US L + 2.50%, 09/30/2026	912,644	682,771
Thunder Finco Pty, Ltd., First Lien U.S. Dollar Term Loan, 1M US L + 4.00%, 11/26/2026(b)	997,500	872,812
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	2,286,667	1,556,363
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	1,687,250	1,125,472
Travelport Finance S.à r.l., Second Lien Initial Term Loan, 3M US L + 9.00%, 05/28/2027	2,000,000	644,000
UFC Holdings LLC, First Lien B-1 Term Loan, 3M US L + 3.25%, 04/29/2026	1,182,718	1,134,421
		10,389,576

Lodging & Casinos - 0.65%
PCI Gaming Authority, First Lien B Facility Term Loan, 1M US L + 2.50%, 05/29/2026	2,209,393	2,111,008

Nonferrous Metals/Minerals - 0.59%
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 03/21/2025	1,954,944	1,918,288

Oil & Gas - 1.03%
BCP Raptor LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 06/24/2024	1,066,177	776,977
Buckeye Partners LP, First Lien Initial Term Loan, 1M US L + 2.75%, 11/01/2026	2,682,483	2,578,537
		3,355,514

Property & Casualty Insurance - 1.50%
AssuredPartners, Inc., First Lien 2020 June Incremental Term Loan, 1M US L + 4.50%, 02/12/2027	453,409	447,174
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	1,547,368	1,543,500
ExamWorks Group, Inc., First Lien B-1 Term Loan, 3M US L + 3.25%, 07/27/2023	2,934,878	2,878,015
		4,868,689

Publishing - 0.85%
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 08/29/2025	1,194,333	1,162,982
Shutterfly, Inc., First Lien B Term Loan, 3M US L + 6.00%, 09/25/2026	1,741,935	1,607,563
		2,770,545

Radio & Television - 2.53%
iHeartCommunications, Inc., First Lien New Term Loan, 1M US L + 3.00%, 05/01/2026	2,888,860	2,674,608
Terrier Media Buyer, Inc., First Lien B Term Loan, 1M US L + 4.25%, 12/17/2026	2,555,260	2,446,661
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 1M US L + 2.75%, 05/18/2025	3,779,724	3,112,867
		8,234,136

Steel - 0.96%
Graftech International, Ltd., First Lien Initial Term Loan, 1M US L + 3.50%, 02/12/2025	2,193,130	2,142,875
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	1,083,457	975,111
		3,117,986

Surface Transport - 0.74%
Lineage Logistics LLC, First Lien Term Loan, 1M US L + 3.00%, 02/27/2025	2,481,835	2,410,482

Telecommunications - 3.79%
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	2,118,613	1,962,895
Aventiv Technologies LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 11/01/2024	1,814,173	1,516,721
Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan, 1M US L + 3.25%, 12/01/2023	2,684,321	2,593,256
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan, 3M US L + 3.25%, 12/15/2023	1,812,092	1,745,842
Masergy Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 12/16/2024	1,000,000	915,000
Peak 10 Holding Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2024	487,469	394,240
Rackspace Hosting, Inc., First Lien B Term Loan, 3M US L + 3.00%, 11/03/2023	1,498,954	1,434,964

	Principal
	Amount	Value

Telecommunications (continued)
TierPoint LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/06/2024	$1,870,512	$1,790,182
		12,353,100

Utilities - 2.32%
Brookfield WEC Holdings, Inc., First Lien Initial (2020) Term Loan, 1M US L + 3.00%, 08/01/2025	3,279,320	3,176,842
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	2,051,137	2,022,934
Pike Corp., First Lien Initial (2019) Term Loan, 1M US L + 3.25%, 07/24/2026	2,430,140	2,367,442
		7,567,218

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $422,782,865)		397,937,827

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 7.34%
Structured Finance Obligations - 7.34%
AIG CLO 2019-2, Ltd., 3M US L + 7.25%, 10/25/2032(b)(f)	250,000	243,381
AMMC CLO 22, Ltd., 3M US L + 2.70%, 04/25/2031(b)(f)	250,000	219,350
Ares LIV CLO, Ltd., 3M US L + 7.34%, 10/15/2032(b)(f)	500,000	478,503
BlueMountain CLO 2016-2, Ltd., 3M US L + 4.00%, 08/20/2032(b)(f)	750,000	719,168
California Street CLO IX LP, 3M US L + 3.70%, 07/16/2032(b)(f)	1,500,000	1,458,589
Carlyle Global Market Strategies CLO 2016-1, Ltd., 3M US L + 5.20%, 04/20/2027(b)(f)	1,000,000	745,498
CarVal CLO III, Ltd., 3M US L + 3.70%, 07/20/2032(b)(f)	1,000,000	964,508
CIFC Funding 2016-I, Ltd.:
3M US L + 4.00%, 10/21/2031(b)(f)	1,000,000	993,245
3M US L + 7.70%, 10/21/2031(b)(f)	500,000	472,050
Dryden 40 Senior Loan Fund, 3M US L + 5.75%, 08/15/2031(b)(f)	1,500,000	1,267,234
Dryden 65 CLO, Ltd., 3M US L + 5.75%, 07/18/2030(b)(f)	500,000	438,073
Dryden 80 CLO, Ltd., 3M US L + 4.10%, 01/17/2033(b)(f)	250,000	247,878
Fort Washington CLO 2019-1:
3M US L + 3.90%, 10/20/2032(b)(f)	500,000	472,631
3M US L + 7.25%, 10/20/2032(b)(f)	500,000	457,213
Galaxy XXIII CLO, Ltd., 3M US L + 3.48%, 04/24/2029(b)(f)	500,000	472,127
Galaxy XXV CLO, Ltd., 3M US L + 3.10%, 10/25/2031(b)(f)	500,000	475,886
Greywolf CLO IV, Ltd., 3M US L + 6.94%, 04/17/2030(b)(f)	1,500,000	1,412,759
Highbridge Loan Management 6-2015, Ltd., 3M US L + 5.10%, 02/05/2031(b)(f)	833,000	682,386
Octagon Investment Partners 18-R, Ltd., 3M US L + 5.51%, 04/16/2031(b)(f)	1,000,000	850,900
OHA Credit Partners XIII, Ltd., 3M US L + 7.15%, 01/21/2030(b)(f)	750,000	706,183
Parallel 2018-2, Ltd., 3M US L + 3.15%, 10/20/2031(b)(f)	2,000,000	1,655,139
Parallel 2019-1, Ltd.:
3M US L + 4.20%, 07/20/2032(b)(f)	1,000,000	904,863
3M US L + 6.72%, 07/20/2032(b)(f)	1,334,000	1,150,684
Regatta XIII Funding, Ltd., 3M US L + 3.10%, 07/15/2031(b)(f)	1,000,000	918,595
Regatta XV Funding, Ltd., 3M US L + 3.30%, 10/25/2031(b)(f)	250,000	239,539
Romark CLO II, Ltd., 3M US L + 3.35%, 07/25/2031(b)(f)	500,000	450,887
Romark CLO III, Ltd., 3M US L + 3.90%, 07/15/2032(b)(f)	1,000,000	928,811
Romark CLO, Ltd., 3M US L + 3.00%, 10/23/2030(b)(f)	500,000	444,513
RR 2, Ltd., 3M US L + 3.00%, 10/15/2029(b)(f)	1,000,000	957,775
TIAA CLO IV, Ltd., 3M US L + 5.95%, 01/20/2032(b)(f)	2,000,000	1,732,079
TICP CLO X, Ltd., 3M US L + 2.80%, 04/20/2031(b)(f)	250,000	235,530
Voya CLO 2016-2, Ltd., 3M US L + 4.00%, 07/19/2028(b)(f)	250,000	239,387
Wellfleet CLO X, Ltd., 3M US L + 3.86%, 04/20/2032(b)(f)	250,000	239,988
		23,875,352

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $25,672,806)		23,875,352

CORPORATE BONDS - 15.77%
Aerospace & Defense - 0.15%
Science Applications International Corp., 4.875%, 04/01/2028(f)	490,000	489,304

	Principal
	Amount	Value

Automotive - 0.13%
Dana, Inc., 5.625%, 06/15/2028	$412,000	$410,018

Brokers, Dealers & Investment Houses - 0.21%
AG Issuer LLC, 6.250%, 03/01/2028(f)	721,000	672,333

Building & Development - 2.85%
Builders FirstSource, Inc., 6.750%, 06/01/2027(f)	1,729,000	1,775,138
Griffon Corp.:
5.750%, 03/01/2028(f)	833,000	824,670
5.750%, 03/01/2028	1,882,000	1,863,180
Hillman Group, Inc., 6.375%, 07/15/2022(f)	750,000	694,864
JELD-WEN, Inc., 6.250%, 05/15/2025(f)	857,000	893,422
Standard Industries, Inc., 4.375%, 07/15/2030(f)	1,251,000	1,241,230
TRI Pointe Group, Inc., 5.700%, 06/15/2028	526,000	536,520
Tutor Perini Corp., 6.875%, 05/01/2025(f)	1,500,000	1,433,438
		9,262,462

Business Equipment & Services - 1.32%
Iron Mountain, Inc.:
5.250%, 07/15/2030(f)	1,227,000	1,205,313
5.625%, 07/15/2032(f)	698,000	698,715
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.250%, 06/15/2025(f)	2,381,000	2,407,013
		4,311,041

Cable & Satellite Television - 1.76%
Altice France Holding SA, 6.000%, 02/15/2028(f)	2,149,000	2,044,247
Virgin Media Finance PLC, 5.000%, 07/15/2030(f)	1,165,000	1,143,273
Virgin Media Secured Finance PLC, 4.500%, 08/15/2030(f)	2,538,000	2,545,931
		5,733,451

Chemical & Plastics - 0.13%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.750%, 06/15/2027(f)	431,000	434,319

Containers & Glass Products - 0.98%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
5.250%, 04/30/2025(f)	980,000	1,007,562
5.250%, 08/15/2027(f)	1,481,000	1,456,282
Trident TPI Holdings, Inc., 6.625%, 11/01/2025(f)	750,000	715,234
		3,179,078

Diversified Insurance - 1.11%
HUB International, Ltd., 7.000%, 05/01/2026(f)	2,850,000	2,852,864
NFP Corp., 7.000%, 05/15/2025(f)	714,000	752,824
		3,605,688

Drugs - 0.34%
Avantor, Inc., 9.000%, 10/01/2025(f)	366,000	394,822
Bausch Health Cos., Inc., 6.250%, 02/15/2029(f)	697,000	701,792
		1,096,614

Electronics/Electric - 0.57%
Energizer Holdings, Inc., 6.375%, 07/15/2026(f)	550,000	570,058
Presidio Holdings, Inc., 8.250%, 02/01/2028(f)	800,000	802,500
Spectrum Brands, Inc., 5.500%, 07/15/2030(f)	477,000	478,789
		1,851,347

Equipment Leasing - 0.11%
Picasso Finance Sub, Inc., 6.125%, 06/15/2025(f)	354,000	361,523

	Principal
	Amount	Value

Food Service - 0.22%
IRB Holding Corp., 6.750%, 02/15/2026(f)	$750,000	$718,920

Healthcare - 1.90%
Acadia Healthcare Co., Inc., 5.500%, 07/01/2028(f)	720,000	724,500
DaVita, Inc., 4.625%, 06/01/2030(f)	1,600,000	1,592,200
Envision Healthcare Corp., 8.750%, 10/15/2026(f)	1,584,000	758,039
Jaguar Holding Co. II / PPD Development LP, 5.000%, 06/15/2028(f)	676,000	693,323
Team Health Holdings, Inc., 6.375%, 02/01/2025(f)	750,000	437,734
Tenet Healthcare Corp.:
7.000%, 08/01/2025	1,750,000	1,719,716
4.625%, 06/15/2028(f)	266,000	261,260
		6,186,772

Home Furnishings - 0.63%
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028(f)	2,167,000	2,047,143

Industrial Equipment - 0.18%
Vertical Holdco GmbH, 7.625%, 07/15/2028(f)	340,000	340,000
Vertical US Newco, Inc., 5.250%, 07/15/2027(f)	259,000	259,000
		599,000

Lodging & Casinos - 0.16%
International Game Technology PLC, 5.250%, 01/15/2029(f)	548,000	535,670

Nonferrous Metals/Minerals - 0.11%
Minerals Technologies, Inc., 5.000%, 07/01/2028(f)	356,000	362,230

Property & Casualty Insurance - 0.35%
AssuredPartners, Inc., 7.000%, 08/15/2025(f)	1,150,000	1,153,582

Radio & Television - 1.27%
Univision Communications, Inc.:
5.125%, 02/15/2025(f)	882,000	833,494
6.625%, 06/01/2027(f)	3,425,000	3,283,719
		4,117,213

Surface Transport - 0.50%
XPO Logistics, Inc., 6.250%, 05/01/2025(f)	1,539,000	1,614,988

Telecommunications - 0.58%
Zayo Group Holdings, Inc., 4.000%, 03/01/2027(f)	2,000,000	1,901,560

Utilities - 0.21%
Calpine Corp., 4.500%, 02/15/2028(f)	700,000	687,176

TOTAL CORPORATE BONDS
(Cost $52,604,488)		51,331,432

	Shares
WARRANTS - 0.00%
Healthcare - 0.00%
Carestream Health expires 12/31/2049 at $0.01(b)	33	–

TOTAL WARRANTS
(Cost $0)		–

	Shares	Value
EXCHANGE TRADED FUNDS - 0.65%
Financial Intermediaries - 0.65%
SPDR Blackstone / GSO Senior Loan ETF	48,888	$2,120,762

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,958,529)		2,120,762

SHORT TERM INVESTMENTS - 0.88%
Fidelity Treasury Portfolio
(0.076% 7-Day Yield)	2,863,308	2,863,308

TOTAL SHORT TERM INVESTMENTS
(Cost $2,863,308)		2,863,308

Total Investments - 146.88%
(Cost $505,881,996)		478,128,681

Liabilities in Excess of Other Assets - (0.49)%		(1,599,903)

Leverage Facility - (46.39)%		(151,000,000)

Net Assets - 100.00%		$325,528,778

Amounts above are shown as a percentage of net assets as of June 30, 2020.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:
1M US L - 1 Month LIBOR as of June 30, 2020 was 0.16%
2M US L - 2 Month LIBOR as of June 30, 2020 was 0.23%
3M US L - 3 Month LIBOR as of June 30, 2020 was 0.30%
12M US L - 12 Month LIBOR as of June 30, 2020 was 0.55%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	Security is in default as of period end and is therefore non-income producing.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	A portion of this position was not funded as of June 30, 2020. The Portfolio of Investments records only the funded portion of each position. As of June 30, 2020, the Fund has unfunded delayed draw loans in the amount of $464,237. Fair value of these unfunded delayed draws was $400,411.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $70,677,350, which represented approximately 21.71% of net assets as of June 30, 2020. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

NOTE 1. ORGANIZATION

Blackstone / GSO Floating Rate Enhanced Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified, closed-end management investment company. The Fund engages in continuous offering of shares and operates as an interval fund that offers to make monthly repurchases of shares at the net asset value (the “NAV”).

The Fund’s investment objective is to provide attractive current income with low sensitivity to rising interest rates.

The Fund was organized as a Delaware statutory trust on June 20, 2017 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund had no operations from that date to November 10, 2017, other than those related to organizational matters and the registration of its shares under applicable securities laws. GSO / Blackstone Debt Funds Management LLC (the “Adviser”) purchased 4,000 Institutional Class I Common Shares (“Class I Shares”) at a NAV of $25.00 per share on November 10, 2017. The Fund is authorized to issue an unlimited number of Class I Shares, Advisory Class D Common Shares (“Class D Shares”), Brokerage Class T Common Shares (“Class T Shares”), Brokerage Class T-I Common Shares (“Class T-I Shares”) and Brokerage Class U Common Shares (“Class U Shares”), and a maximum offering of $3,000,000,000 of common shares. Class I Shares commenced operations on January 18, 2018, Class T Shares commenced operations on May 7, 2018, Class D Shares commenced operations on October 1, 2018, Class T-I Shares commenced operations on April 22, 2019 and Class U Shares commenced operations on November 29, 2019. As of June 30, 2020, Class I Shares (BGFLX), Class T Shares (BGFTX), Class D Shares (BGFDX), Class T-I Shares (BGFPX) and Class U Shares (BGFVX) were outstanding.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: The Fund’s NAV is determined daily on each day that the New York Stock Exchange (“Exchange”) is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized loan obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees (the “Board”). Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following tables summarize valuation of the Fund’s investments under the fair value hierarchy levels as of June 30,2020:

Blackstone / GSO Floating Rate Enhanced Income Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Building & Development	$–	$9,494,114	$2,773,223	$12,267,337
Business Equipment & Services	–	70,569,284	9,057,567	79,626,851
Chemical & Plastics	–	4,556,080	2,597,001	7,153,081
Conglomerates	–	5,361,467	1,317,418	6,678,885
Drugs	–	1,367,288	2,940,225	4,307,513
Electronics/Electrical	–	67,087,866	5,096,458	72,184,324
Financial Intermediaries	–	10,553,501	1,176,934	11,730,435
Food Products	–	13,066,452	2,085,380	15,151,832
Food Service	–	8,813,552	1,631,619	10,445,171
Healthcare	–	44,858,876	1,908,060	46,766,936
Industrial Equipment	–	5,122,407	2,882,993	8,005,400
Insurance	–	3,565,575	326,923	3,892,498
Leisure Goods/Activities/Movies	–	9,516,764	872,812	10,389,576
Other	–	109,337,988	–	109,337,988
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	23,875,352	23,875,352
Corporate Bonds	–	51,331,432	–	51,331,432
Warrant
Healthcare	–	–	–	–
Exchange Traded Funds	2,120,762	–	–	2,120,762
Short Term Investments	2,863,308	–	–	2,863,308
Total	4,984,070	414,602,646	58,541,965	478,128,681

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Blackstone / GSO Floating Rate Enhanced Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Total
Balance as of September 30, 2019	$22,837,613	$29,544,034	$52,381,647
Accrued discount/ premium	19,297	18,926	38,223
Realized Gain/(Loss)	(649,831)	(1,220,874)	(1,870,705)
Change in Unrealized Appreciation/(Depreciation)	(2,310,817)	(889,918)	(3,200,735)
Purchases	12,706,338	5,686,962	18,393,300
Sales Proceeds	(8,188,896)	(9,263,778)	(17,452,674)
Transfer into Level 3	20,100,051	–	20,100,051
Transfer out of Level 3	(9,847,142)	–	(9,847,142)
Balance as of June 30, 2020	$34,666,613	$23,875,352	$58,541,965
Net change in unrealized appreciation/(depreciation) on Level 3 investments held at June 30, 2020	$(1,363,358)	$(1,118,639)	$(2,481,997)

Information about Level 3 fair value measurements as of June 30, 2020:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$34,666,613	Third‐party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$23,875,352	Third‐party vendor pricing service	Broker quotes	N/A
Warrants	$-	Performance Multiple Methodology	EBITDA Multiple(a)	4.50x

(a)	A change to the unobservable input at the reporting date would result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

Securities Transactions and Investment Income:

Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest Income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in floating rate loans, notes, or bonds. “Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding. Under current market conditions, the Fund anticipates that its portfolio of floating rate instruments will primarily consist of floating rate loans (“Loans”). Loans are made to U.S. and non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. At June 30, 2020, 83.51% of the Fund’s Managed Assets were held in floating rate loan interests.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At June 30, 2020 the Fund had invested $28,218,084 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by a committee of the Adviser. The factors considered by such committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

The Fund may acquire Loans through assignments or participations. The Fund typically acquires these Loans through assignment, and if the Fund acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Loan through participation.

The Fund invests in CLOs. A CLO security is a financing company (generally called a special purpose vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLO securities are typically secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in secured Loans. When investing in CLO securities, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. In addition, the Fund intends to invest in CLO securities consisting primarily of individual secured Loans of Borrowers and not repackaged CLO securities from other high risk pools. The underlying secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier then legal maturity from a refinancing of the senior debt tranches of the secured loans.

The Fund may invest up to 20% of its Managed Assets in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), net of other permissible investments in this 20% basket, to the extent that such investments are permissible under the 1940 Act, including interpretations or modifications by the Securities and Exchange Commission (“SEC”). ETFs are pooled investment vehicles that are often designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash (such as the period shortly after the Fund receives the proceeds of the offering of its common shares), or when the Adviser believes share prices of other investment companies offer attractive values or as part of the Adviser’s liquidity management for purposes of meeting repurchase requests. The Fund may invest in investment companies that are advised or sub-advised by the Adviser or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the investment company’s management fees (except with respect to investments in affiliated investment companies) and other expenses with respect to assets so invested. Common shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a syndicate of lenders party thereto to borrow money pursuant to a one-year revolving line of credit ("Leverage Facility") dated January 18, 2018, as amended on June 22, 2018, and as further amended on August 16, 2018 and as amended and restated on October 23, 2018, and as further amended and restated on December 28, 2018, and as amended on January 17, 2019, as further amended on June 27, 2019, as further amended on September 11, 2019, as further amended on January 16, 2020, and as further amended on April 9, 2020 to borrow up to an aggregate limit of $260,000,000 under two loan tranches, Tranche A and Tranche B. The Tranche A commitment allows for borrowings up to $225,000,000. The Tranche B commitment allows for borrowings for temporary purposes up to $35,000,000 and includes a swing line component with a commitment equal to $35,000,000. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for each Tranche A loan, with LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other Tranche A loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion and (b) 0.90% above LIBOR with respect to each Tranche B Loan and each swing line loan with, LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one month thereafter. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is (a) for Tranche A loans, 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts in all other events and (b) 0.15% for Tranche B loans. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At June 30, 2020, the Fund had borrowings outstanding under its Leverage Facility of $151,000,000, at an interest rate of 1.04% for Tranche A. Due to the short term nature of the Agreement, face value approximates fair value at June 30, 2020. For the days leverage was drawn during the period October 1, 2019 through June 30, 2020, the average borrowings under the Fund’s Leverage Facility and the average interest rate was $172,010,949 and 2.18%, respectively for Tranche A, and $7,406,522 and 1.44%, respectively for Tranche B.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage.